Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement of comprehensive income [abstract]
Group profit for the financial year	$ 3,874	$ 2,621	[1],[2]	$ 1,165	[1],[2]
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(641)	(338)		440
Gains relating to cash flow hedges	66	34		7
Tax relating to cash flow hedges	(14)	(8)		0
Other comprehensive income that will be reclassified to profit or loss net of tax	(589)	(312)		447
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	279	264		(33)
Tax relating to retirement benefit obligations	(63)	(36)		11
Other comprehensive income that will not be reclassified to profit or loss net of tax	216	228		(22)
Total other comprehensive income for the financial year	(373)	(84)		425
Total comprehensive income for the financial year	3,501	2,537		1,590
Attributable to:
Equity holders of the Company	3,520	2,516		1,515
Non-controlling interests	(19)	21		75
Total comprehensive income for the financial year	$ 3,501	$ 2,537		$ 1,590

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.
[2]	See the Accounting Policies on page 181 for further details.